Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2040 Portfolio℠
September 30, 2025
VIPIFF2040-NPRT3-1125
1.9909104.102
Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	38,795	364,286
Fidelity International Bond Index Fund (a)	4,114	38,633
Fidelity Long-Term Treasury Bond Index Fund (a)	217,469	2,048,556
VIP High Income Portfolio - Investor Class (a)	57,577	291,917
VIP Investment Grade Bond II Portfolio - Investor Class (a)	80,690	789,144
TOTAL BOND FUNDS (Cost $3,493,249)		3,532,536

Domestic Equity Funds - 46.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	30,238	1,985,719
VIP Equity Income Portfolio - Investor Class (a)	53,802	1,609,231
VIP Growth & Income Portfolio - Investor Class (a)	62,890	2,212,487
VIP Growth Portfolio - Investor Class (a)	30,497	3,293,088
VIP Mid Cap Portfolio - Investor Class (a)	13,309	506,677
VIP Value Portfolio - Investor Class (a)	57,722	1,122,685
VIP Value Strategies Portfolio - Investor Class (a)	35,804	556,386
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,831,295)		11,286,273

International Equity Funds - 37.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	182,788	2,783,857
VIP Overseas Portfolio - Investor Class (a)	208,174	6,270,210
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,584,388)		9,054,067

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $363,158)	3.95	363,158	363,158

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,272,090)	24,236,034
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	24,236,034

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	193,554	183,518	26,662	3,258	109	13,767	364,286	38,795
Fidelity International Bond Index Fund	307,584	78,439	348,689	827	2,155	(856)	38,633	4,114
Fidelity Long-Term Treasury Bond Index Fund	1,073,284	1,054,798	127,572	44,904	(2,914)	50,960	2,048,556	217,469
VIP Contrafund Portfolio - Investor Class	1,132,672	821,517	213,746	36,610	(313)	245,589	1,985,719	30,238
VIP Emerging Markets Portfolio - Investor Class	1,750,108	1,116,815	745,978	-	3,483	659,429	2,783,857	182,788
VIP Equity Income Portfolio - Investor Class	924,249	636,138	116,761	7,227	(2,552)	168,157	1,609,231	53,802
VIP Government Money Market Portfolio - Investor Class	-	532,631	169,473	6,262	-	-	363,158	363,158
VIP Growth & Income Portfolio - Investor Class	1,268,079	842,437	170,898	13,035	349	272,520	2,212,487	62,890
VIP Growth Portfolio - Investor Class	1,877,156	1,359,407	317,576	23,058	(5,392)	379,493	3,293,088	30,497
VIP High Income Portfolio - Investor Class	164,134	123,621	15,000	368	(12)	19,174	291,917	57,577
VIP Investment Grade Bond II Portfolio - Investor Class	110,823	810,266	159,980	78	(720)	28,755	789,144	80,690
VIP Mid Cap Portfolio - Investor Class	290,983	222,806	30,543	13,608	(1,242)	24,673	506,677	13,309
VIP Overseas Portfolio - Investor Class	3,451,469	2,523,620	485,340	40,515	(7,239)	787,700	6,270,210	208,174
VIP Value Portfolio - Investor Class	649,468	500,427	74,208	25,664	(2,471)	49,469	1,122,685	57,722
VIP Value Strategies Portfolio - Investor Class	322,819	246,515	34,637	6,145	(3,399)	25,088	556,386	35,804
	13,516,382	11,052,955	3,037,063	221,559	(20,158)	2,723,918	24,236,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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